Bank Borrowings	6 Months Ended
Oct. 31, 2023
Bank Borrowings [Abstract]
BANK BORROWINGS
23.	BANK BORROWINGS

	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
United States dollars - unsecured	—	—	15,000	15,000
Hong Kong dollars - secured	—	—	50,803	50,565
	—	—	65,803	65,565

As of April 30, 2023 and October 31, 2023, bank borrowings of US$15,889 and US$15,893 were repayable in one year or on demand, and US$49,914 and US$49,672 were repayable more than one year but within 5 years, respectively.

These bank borrowings carry a weighted average contractual interest rate of 7.60% p.a. and 6.96% p.a., respectively as of April 30, 2023 and October 31, 2023.

As of April 30, 2023 and October 31, 2023, the Group has a bank borrowing of US$50,803 and US$50,565, respectively, denominated in Hong Kong dollars. This borrowing is secured by the Group’s hotel property, which has a carrying amount of US$69,920 and US$69,501, respectively, as of April 30, 2023 and October 31, 2023. The borrowing carries an interest rate of 1.65% above the Hong Kong Interbank Offered Rate (“HIBOR”). The repayment dates for this borrowing range from October 2023 to April 2025.

As of April 30, 2023 and October 31, 2023, the Group has a bank borrowing of US$15,000 is denominated in US$, which is unsecured, carries interest rate at 0.25% below daily Wall Street Journal Prime Rate and repayable within one year.